Subsequent Event	3 Months Ended
Sep. 30, 2021
Subsequent Event
Subsequent Event

13.	Subsequent Event

Subsequent to September 30, 2021, the Company issued 2,526,166 common shares upon the exercise of warrants for proceeds of $2,961,166 and 315,275 common shares upon the exercise of stock options for proceeds of $301,039.